Impairment of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 777	$ 777	$ 777	$ 18,744
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of long-lived assets
Discount rate				17.90%
Obalon Therapeutics Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets				$ 2,400
In-process research and development
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets				6,900
Indefinite-lived intangible assets, net				0
Trademarks/Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets			$ 200	500
Trademarks/Tradenames | LAP-BAND product
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets				500
Developed technology | LAP-BAND product
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets				$ 8,400